Financial risk management - Financial risk factors (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial risk management
Financial assets	€ 1,257,329	€ 1,057,309	€ 419,052
Financial liabilities	49,592	34,823	34,471
Cash and cash equivalents
Financial risk management
Financial assets	1,151,211	973,241	340,314
Restricted cash (current and non-current)
Financial risk management
Financial assets	1,158	7,668	7,903
Trade receivables
Financial risk management
Financial assets	22,133	6,629	1,494
R&D incentives receivables (current and non-current)
Financial risk management
Financial assets	75,783	64,342	58,545
Current financial asset from share subscription agreement
Financial risk management
Financial assets			8,371
Available-for-sale financial assets
Financial risk management
Financial assets	1,754	2,351
Other amounts receivable
Financial risk management
Financial assets	5,289	3,078	2,426
Trade & other payables
Financial risk management
Financial liabilities	47,122	31,269	29,482
Other non-current liabilities
Financial risk management
Financial liabilities	1,597	2,469	2,291
Leasing debts
Financial risk management
Financial liabilities	9	63	115
Tax payable
Financial risk management
Financial liabilities	€ 865	€ 1,022	€ 2,583